Property, Plant and Equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	R$ 8,516,697	R$ 10,825,421
Additions	190,821	144,087
Property, Plant and Equipment, Depreciation	(497,565)	(574,029)
Disposals and retirements, property, plant and equipment	(42,783)	(32,234)
Transfers	8,696	1,877
Business combination effects	660,565
Reclassification to Assets held for sale	(690,879)	(1,848,425)
Financing and debentures costs	R$ 3,745
Financing and debenture average rate	0.063%
Property, plant and equipment at end of period	R$ 8,145,552	8,516,697
In Service [Member] | Reservoirs, dams and ducts
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	1,983,437	3,132,338
Additions	0	0
Property, Plant and Equipment, Depreciation	(103,964)	(137,424)
Disposals and retirements, property, plant and equipment	0	(2,852)
Transfers	3,371	13,078
Business combination effects	343,731
Reclassification to Assets held for sale	(224,879)	(1,021,703)
Property, plant and equipment at end of period	2,001,696	1,983,437
In Service [Member] | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	5,539,005	6,702,720
Additions	0	29,258
Property, Plant and Equipment, Depreciation	(360,861)	(388,447)
Disposals and retirements, property, plant and equipment	(36,881)	(6,992)
Transfers	117,199	196,068
Business combination effects	173,682
Reclassification to Assets held for sale	(197,239)	(993,602)
Property, plant and equipment at end of period	5,234,905	5,539,005
In Service [Member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	465,422	832,663
Additions	0	0
Property, Plant and Equipment, Depreciation	(20,772)	(35,563)
Disposals and retirements, property, plant and equipment	(1,077)	(13,341)
Transfers	18,787	32,125
Business combination effects	86,294
Reclassification to Assets held for sale	(152,076)	(350,462)
Property, plant and equipment at end of period	396,578	465,422
In Service [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	329,912	429,764
Additions	0	0
Property, Plant and Equipment, Depreciation	(12,410)	(12,027)
Disposals and retirements, property, plant and equipment	(83)	(7,272)
Transfers	13,423	16,337
Business combination effects	56,680
Reclassification to Assets held for sale	(72,303)	(96,890)
Property, plant and equipment at end of period	315,219	329,912
In Service [Member] | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	2,138	1,936
Additions	0	0
Property, Plant and Equipment, Depreciation	(520)	(489)
Disposals and retirements, property, plant and equipment	0	(8)
Transfers	2,031	701
Business combination effects	0
Reclassification to Assets held for sale	(131)	(2)
Property, plant and equipment at end of period	3,518	2,138
In Service [Member] | Furniture And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	5,569	5,726
Additions	0	0
Property, Plant and Equipment, Depreciation	(568)	(549)
Disposals and retirements, property, plant and equipment	(10)	(287)
Transfers	465	948
Business combination effects	178
Reclassification to Assets held for sale	(35)	(269)
Property, plant and equipment at end of period	5,599	5,569
In Service [Member] | Provision For Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	0	674,077
Additions		27,755
Property, Plant and Equipment, Depreciation		0
Disposals and retirements, property, plant and equipment		0
Transfers		0
Reclassification to Assets held for sale		(701,832)
Property, plant and equipment at end of period		0
In Service [Member] | Special Obligations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	18,542	6,367
Additions	0	0
Property, Plant and Equipment, Depreciation	(1,530)	(470)
Disposals and retirements, property, plant and equipment	0	0
Transfers	(15,381)	(12,703)
Business combination effects	0
Reclassification to Assets held for sale	0	(58)
Property, plant and equipment at end of period	32,393	18,542
In Service [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	8,306,941	10,424,703
Additions	0	1,503
Property, Plant and Equipment, Depreciation	(497,565)	(574,029)
Disposals and retirements, property, plant and equipment	(38,051)	(30,752)
Transfers	139,895	246,554
Business combination effects	660,565
Reclassification to Assets held for sale	(646,663)	(1,761,038)
Property, plant and equipment at end of period	7,925,122	8,306,941
In Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	209,756	400,718
Additions	190,821	142,584
Property, Plant and Equipment, Depreciation	0	0
Disposals and retirements, property, plant and equipment	(4,732)	(1,482)
Transfers	(131,199)	(244,677)
Business combination effects	0
Reclassification to Assets held for sale	(44,216)	(87,387)
Property, plant and equipment at end of period	220,430	209,756
In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	209,756	400,718
Additions	190,821	142,584
Property, Plant and Equipment, Depreciation	0	0
Disposals and retirements, property, plant and equipment	(4,732)	(1,482)
Transfers	(131,199)	(244,677)
Business combination effects	0
Reclassification to Assets held for sale	(44,216)	(87,387)
Property, plant and equipment at end of period	R$ 220,430	R$ 209,756